EQUITY (Tables)	3 Months Ended
Mar. 31, 2015
Equity [Abstract]
Schedule of Stockholders Equity [Table Text Block]
The summarized changes in the carrying amount of our equity during the three months ended March 31, 2015 are as follows:

	Net investment	Common Units - Public	Common Units - PBF	Subordinated Units - PBF	Total
Balance at December 31, 2014	$15,713	$336,369	$(167,787)	$(288,875)	$(104,580)
Quarterly cash distributions to unitholders	—	(5,309)	(424)	(5,243)	(10,976)
Net income	1,053	8,010	651	8,048	17,762
Contribution / (distribution) from / to PBF LLC	(928)	—	1,628	—	700
Unit-based compensation expense	—	930	—	—	930
Balance at March 31, 2015	$15,838	$340,000	$(165,932)	$(286,070)	$(96,164)

Distributions Made to Unitholders [Table Text Block]
The Partnership's distributions are declared subsequent to quarter end; therefore, the table represents total cash distributions applicable to the period in which the distributions are earned:

Three months ended March 31, 2015
Incentive distribution rights - PBF LLC	$29
Limited partners’ distributions:
Common – public	5,631
Common – PBF LLC	450
Subordinated – PBF LLC	5,560
Total limited partners’ distributions	11,670
Total cash distributions (1)	$11,574
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(1) Excludes phantom unit distributions which are accrued and paid upon vesting.